Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated December 4, 2007, to the Statement of Additional Information dated October 1, 2007, as previously supplemented on October 29, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

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